Transfers of Financial Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Amount of collateral pledged for derivative transactions	€ 2,800	€ 2,300
Assets Pledged For Repurchase Agreements [member]
Disclosure of financial assets [line items]
Net exposure	€ 0	€ 3